Organization and Business Description - Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations of the VIE and VIE’s Subsidiaries (Details) - VIE [Member] - CNY (¥)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Assets
Cash		¥ 1,057,392		¥ 1,112,661
Accounts receivable, net				1,492,889
Short-term prepayments		2,292,199		397,178
Short-term investments		4,565,436		4,526,957
Prepaid expenses and other current assets		5,055,230		6,382,949
Amount due from the Company and its subsidiaries	[1]	22,547,320		27,870,449
Total current assets		35,517,577		41,783,083
Right-of-use assets, net		530,549		764,839
Deferred tax assets, net		490,538		490,538
Property and equipment, net		138,565		147,260
Long-term prepayments				1,443,396
Total non-current assets		1,159,652		2,846,033
Total assets		36,677,229		44,629,116
Liabilities
Accounts payable		4,375,827		5,918,710
Salary and welfare payable		600,216		690,339
Contract liabilities		3,862,705		6,064,243
Income taxes payable		5,021,668		5,120,578
Value added tax (“VAT”) and other tax payable		3,937,133		3,937,133
Other payables		1,789,093		2,028,391
Lease liabilities, current		397,617		432,455
Total current liabilities		19,984,259		24,191,849
Non-current liabilities:
Lease liabilities, noncurrent		100,873		300,324
Total non-current liabilities		100,873		300,324
Total liabilities		20,085,132		¥ 24,492,173
Revenue		5,104,599	¥ 17,952,761
Net income (loss)		(2,021,261)	6,815,832
Net cash provided by (used in) operating activities		(3,775,518)	8,429,649
Net cash used in investing activities		3,720,249	(5,997,820)
Net cash provided by financing activities

[1]	As of December 31, 2024 and June 30, 2025, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.